Notes to the consolidated financial statements (Tables)	3 Months Ended
Mar. 31, 2025
Notes to the Consolidated Statements of Operations
Schedule of revenue from contract with customers recognized

	Three months ended March 31,
	2024	2025
	EUR k	EUR k
Belgium
GSK	8,895	306
Switzerland
CRISPR	3,478	586
Total	12,373	893

	over-time		at point-in-time
	2024	2025	2024	2025
	EUR k	EUR k	EUR k	EUR k
i) delivery of research and development services combined with an IP license	7,692	207	—	—
ii) research and development services considered distinct within the agreements	2,741	680	—	—
iii) delivery of products	—	—	1,940	6
Total	10,433	887	1,940	6

Summary of upfront payments and related revenues recognized

		Upfront and		Revenue recognized from
		milestone payments included		upfront and milestone payments
		in contract		for three months ended
	Upfront and milestone	liabilities at		March 31,
Customer	payments	December 31, 2024	March 31, 2025	2024	2025

	(EUR k)	(EUR k)	(EUR k)	(EUR k)
GSK	EUR 645,000	—	—	6,154	—
CRISPR	USD 8,500k (EUR 7,626)*	—	—	1,538	207
Total		—	—	7,692	207

*	Translated at the currency exchange rate prevailing on the transaction date.

Schedule of contract balances

	December 31,	March 31,
	2024	2025
	EUR k	EUR k
Trade receivables	14,077	1,870
Contract assets	2,764	2,092

Schedule of cost of sales, research and development expenses and general and administrative expenses

The cost of sales consists of the following:

	Three months ended March 31,
	2024	2025
	EUR k	EUR k
Personnel	(12,395)	(63)
Materials	(5,369)	(549)
Third-party services	(21,366)	(263)
Maintenance and lease	(1,198)	—
Amortization and depreciation	(1,028)	—
Other	(333)	—
Total	(41,690)	(875)

R&D expenses consist of the following:

	Three months ended March 31,
	2024	2025
	EUR k	EUR k
Materials	(5,561)	(1,863)
Personnel	(9,058)	(18,122)
Amortization and depreciation	(1,840)	(2,647)
Patents and fees to register/protect a legal right	(4,459)	(5,767)
Third-party services	(4,684)	(6,155)
Maintenance and lease	(2,021)	(2,466)
Other	(201)	(574)
Total	(27,825)	(37,593)

General and administrative expenses consist of the following:

	Three months ended March 31,
	2024	2025
	EUR k	EUR k
Personnel	(6,171)	(5,267)
Maintenance and lease	(1,044)	(1,360)
Third-party services	(7,619)	(5,819)
Legal and other professional services	(1,501)	(1,575)
Amortization and depreciation	(2,231)	(2,179)
Other	(553)	(208)
Total	(19,119)	(16,409)